Employment Expenses (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Employment Expenses [Abstract]
Schedule of Employment Expenses
	Consolidated
	December 2024	December 2023
	$	$
Wages and salaries	208,390	440,097
Superannuation contribution – employees	23,965	48,411
Accrued leave expenses	16,300	31,179
	248,655	519,687

	Consolidated
	30 June 2024	30 June 2023
	$	$
Wages and salaries	738,584	640,821
Superannuation contribution – employees	79,373	58,919
Accrued leave expenses	20,588	38,266
Payroll tax expense	17,016	14,578
Long service leave expenses	20,018	—
	875,579	752,584